Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 0.5%
Xero Ltd. (Software & Services)*†	83,626	$8,667,143
Brazil - 0.9%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	5,242,200	15,349,407
China - 8.5%
Alibaba Group Holding Ltd. (Retailing)*†	623,620	15,239,054
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	3,456,000	28,066,461
ENN Energy Holdings Ltd. (Utilities)†	512,000	10,726,961
NetEase Inc. (Media & Entertainment)†	1,285,600	26,157,326
Tencent Holdings Ltd. (Media & Entertainment)†	314,800	19,426,730
Trip.com Group Ltd. (Retailing)*†	470,754	13,040,924
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,586,500	39,485,392
		152,142,848
Denmark - 0.9%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	36,458	16,445,627
Finland - 0.9%
Neste OYJ (Energy)†	258,430	15,901,213
France - 2.2%
L'Oreal SA (Household & Personal Products)†	41,779	19,137,537
Schneider Electric SE (Capital Goods)†	122,555	20,535,826
		39,673,363
Germany - 0.9%
TeamViewer AG (Software & Services)*^†	456,622	15,370,949
Hong Kong - 1.1%
AIA Group Ltd. (Insurance)†	1,591,805	19,094,280
India - 1.2%
HDFC Bank Ltd. - ADR (Banks)	300,632	21,215,600
Indonesia - 0.9%
Bank Central Asia Tbk PT (Banks)†	8,127,054	16,776,938
Japan - 3.4%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	335,400	12,401,361
	Shares	Value
COMMON STOCKS - 98.0% (continued)
Japan - 3.4% (continued)
Keyence Corp. (Technology Hardware & Equipment)†	29,904	$16,651,271
MISUMI Group Inc. (Capital Goods)†	220,000	7,673,170
Sysmex Corp. (Health Care Equipment & Services)†	200,365	23,846,644
		60,572,446
Netherlands - 2.6%
Adyen NV (Software & Services)*^†	7,381	20,097,139
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	34,419	26,390,424
		46,487,563
Poland - 0.9%
CD Projekt SA (Media & Entertainment)†	318,000	15,253,427
Singapore - 0.7%
DBS Group Holdings Ltd. (Banks)†	561,383	12,598,365
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	10,539	18,072,628
Sweden - 1.9%
Atlas Copco AB, Class A (Capital Goods)†	288,124	19,504,356
Epiroc AB, Class A (Capital Goods)†	578,239	13,515,915
		33,020,271
Switzerland - 3.1%
Alcon Inc. (Health Care Equipment & Services)	258,310	18,804,968
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	58,723	22,708,321
VAT Group AG (Capital Goods)^†	36,356	14,273,148
		55,786,437
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	556,000	11,577,338
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	60,591	7,067,334
		18,644,672

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
United Kingdom - 1.6%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,028,419	$19,436,056
Spirax-Sarco Engineering plc (Capital Goods)†	46,659	9,731,724
		29,167,780
United States - 63.8%
Accenture plc, Class A (Software & Services)	74,383	23,629,991
Adobe Inc. (Software & Services)*	61,501	38,230,867
Align Technology Inc. (Health Care Equipment & Services)*	49,928	34,739,902
Alphabet Inc., Class A (Media & Entertainment)*	22,026	59,349,718
Amazon.com Inc. (Retailing)*	15,656	52,096,749
AMETEK Inc. (Capital Goods)	127,710	17,758,076
Apple Inc. (Technology Hardware & Equipment)	132,104	19,268,689
CME Group Inc. (Diversified Financials)	116,641	24,743,055
CoStar Group Inc. (Commercial & Professional Services)*	172,004	15,282,555
Danaher Corp. (Health Care Equipment & Services)	86,628	25,770,964
Deere & Co. (Capital Goods)	124,983	45,192,603
eBay Inc. (Retailing)	415,293	28,327,136
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	178,879	20,082,745
EPAM Systems Inc. (Software & Services)*	55,409	31,017,958
Estee Lauder Cos., Inc., Class A (Household & Personal Products)	63,185	21,093,049
Etsy Inc. (Retailing)*	91,240	16,743,452
Facebook Inc., Class A (Media & Entertainment)*	121,432	43,266,222
First Republic Bank (Banks)	328,268	64,018,825
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	95,490	47,339,168
Intuitive Surgical Inc. (Health Care Equipment & Services)*	19,452	19,285,880
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	66,930	16,578,561
Mastercard Inc., Class A (Software & Services)	41,142	15,878,343
Microsoft Corp. (Software & Services)	138,152	39,360,886
NIKE Inc., Class B (Consumer Durables & Apparel)	237,049	39,708,078
	Shares	Value
COMMON STOCKS - 98.0% (continued)
United States - 63.8% (continued)
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	92,668	$18,069,333
PayPal Holdings Inc. (Software & Services)*	137,912	37,998,893
Pinterest Inc., Class A (Media & Entertainment)*	184,733	10,880,774
Roper Technologies Inc. (Capital Goods)	32,461	15,949,388
salesforce.com Inc. (Software & Services)*	72,057	17,432,750
Schlumberger NV (Energy)	742,459	21,405,093
SVB Financial Group (Banks)*	89,213	49,063,582
Synopsys Inc. (Software & Services)*	81,922	23,592,717
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	55,170	29,792,352
Trade Desk Inc., Class A (Software & Services)*	235,380	19,279,976
Tradeweb Markets Inc., Class A (Diversified Financials)	239,474	20,769,580
UnitedHealth Group Inc. (Health Care Equipment & Services)	48,666	20,061,099
Verisk Analytics Inc. (Commercial & Professional Services)	73,408	13,943,116
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	160,880	32,430,190
VF Corp. (Consumer Durables & Apparel)	178,620	14,325,324
Walt Disney Co. (Media & Entertainment)*	96,212	16,935,236
Workday Inc., Class A (Software & Services)*	67,155	15,741,132
		1,136,434,007
Total Common Stocks (Cost $1,150,033,934)		$1,746,674,964
SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	45,028,605	45,028,605
Total Short Term Investments (Cost $45,028,605)		$45,028,605
Total Investments — 100.5%
(Cost $1,195,062,539)		$1,791,703,569
Liabilities Less Other Assets - (0.5)%		(9,072,137)
Net Assets — 100.0%		$1,782,631,432

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.0% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	9.2%
Capital Goods	9.2
Commercial & Professional Services	3.2
Consumer Durables & Apparel	3.0
Diversified Financials	3.4
Energy	2.1
Health Care Equipment & Services	9.1
Household & Personal Products	2.3
Insurance	1.1
Media & Entertainment	10.7
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Retailing	7.0
Semiconductors & Semiconductor Equipment	3.6
Software & Services	17.2
Technology Hardware & Equipment	3.0
Utilities	0.6
Money Market Fund	2.5
Total Investments	100.5
Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Australia - 3.1%
BHP Group Ltd. - Sponsored ADR (Materials)	8,594,884	$675,214,087
Brazil - 1.1%
Ambev SA - ADR (Food Beverage & Tobacco)	78,046,205	247,406,470
Canada - 2.0%
Alimentation Couche-Tard Inc., Class B (Food & Staples Retailing)	5,830,700	235,031,984
Canadian National Railway Co. (Transportation)	1,873,520	203,520,477
		438,552,461
China - 7.8%
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	1,444,157	281,885,005
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	210,326,378	284,209,608
ENN Energy Holdings Ltd. (Utilities)†	12,000,000	251,413,156
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	26,239,500	230,321,806
Tencent Holdings Ltd. (Media & Entertainment)†	11,065,973	682,896,042
		1,730,725,617
Denmark - 1.0%
Novozymes A/S, Class B (Materials)†	2,908,429	228,612,541
France - 8.5%
Air Liquide SA (Materials)†	1,184,042	205,831,615
Dassault Systemes SE (Software & Services)†	5,989,575	330,445,536
L'Oreal SA (Household & Personal Products)†	1,673,751	766,688,338
Schneider Electric SE (Capital Goods)†	3,430,046	574,752,786
		1,877,718,275
Germany - 8.1%
Allianz SE, Reg S (Insurance)†	2,062,189	513,575,286
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	16,195,782	617,531,258
SAP SE - Sponsored ADR (Software & Services)	2,246,697	322,895,293
Symrise AG (Materials)†	2,321,610	342,397,720
		1,796,399,557
Hong Kong - 2.9%
AIA Group Ltd. (Insurance)†	53,059,874	636,472,493
India - 2.8%
HDFC Bank Ltd. - ADR (Banks)	3,716,519	262,274,746
	Shares	Value
COMMON STOCKS - 94.8% (continued)
India - 2.8% (continued)
ICICI Bank Ltd. - Sponsored ADR (Banks)	18,756,698	$348,687,016
		610,961,762
Indonesia - 1.0%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	968,805,900	217,303,670
Israel - 1.3%
Check Point Software Technologies Ltd. (Software & Services)*	2,193,981	278,854,985
Japan - 12.9%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,340,300	308,381,250
FANUC Corp. (Capital Goods)†	841,400	188,441,614
Keyence Corp. (Technology Hardware & Equipment)†	876,754	488,197,856
Komatsu Ltd. (Capital Goods)†	10,237,400	266,915,882
Kubota Corp. (Capital Goods)†	16,136,800	337,207,181
Nitori Holdings Co., Ltd. (Retailing)†	1,369,571	260,517,664
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,848,500	254,996,700
Sysmex Corp. (Health Care Equipment & Services)†	2,954,907	351,681,249
Unicharm Corp. (Household & Personal Products)†	9,795,600	392,866,000
		2,849,205,396
Mexico - 1.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	2,850,857	249,079,376
Netherlands - 3.2%
Adyen NV (Software & Services)*^†	255,161	694,757,628
Russia - 2.5%
LUKOIL PJSC - Sponsored ADR (Energy)	4,339,407	372,711,667
Yandex NV, Class A (Media & Entertainment)*	2,646,234	179,758,676
		552,470,343
Singapore - 2.3%
DBS Group Holdings Ltd. (Banks)†	22,569,608	506,499,414
South Korea - 1.7%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	221,323	379,532,046

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.8% (continued)
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)*†	48,872,433	$313,474,573
Sweden - 8.2%
Alfa Laval AB (Capital Goods)†	9,334,893	390,190,517
Atlas Copco AB, Class A (Capital Goods)†	12,373,830	837,637,918
Epiroc AB, Class A (Capital Goods)†	14,364,575	335,761,461
Skandinaviska Enskilda Banken AB, Class A (Banks)†	19,010,570	256,851,443
		1,820,441,339
Switzerland - 11.0%
Alcon Inc. (Health Care Equipment & Services)	4,082,760	297,224,928
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	654,795	509,615,690
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	3,375,942	427,598,502
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,612,711	623,639,081
SGS SA, Reg S (Commercial & Professional Services)†	61,734	199,987,535
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	953,242	374,554,330
		2,432,620,066
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	6,690,150	780,339,096
United Kingdom - 6.3%
Diageo plc (Food Beverage & Tobacco)†	5,094,086	252,721,414
Rio Tinto plc (Materials)†	5,714,894	487,039,973
Royal Dutch Shell plc, Class B (Energy)†	13,188,856	260,306,600
Standard Chartered plc (Banks)†	22,204,085	133,013,773
Unilever plc (Household & Personal Products)†	4,456,632	256,632,871
		1,389,714,631
United States - 1.1%
Linde plc (Materials)†	767,859	235,257,259
Total Common Stocks (Cost $12,877,695,350)		$20,941,613,085
	Shares	Value
PREFERRED STOCKS - 3.6%
Brazil - 1.4%
Itau Unibanco Holding SA - Sponsored ADR, 0.58% (Banks)+	54,129,524	$312,327,353
Germany - 0.4%
FUCHS PETROLUB SE, 2.28% (Materials)+†	1,572,313	78,412,900
South Korea - 1.8%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.96% (Technology Hardware & Equipment)+†	254,011	400,025,615
Total Preferred Stocks (Cost $446,316,391)		$790,765,868
SHORT TERM INVESTMENTS - 3.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	798,143,687	798,143,687
Total Short Term Investments (Cost $798,143,687)		$798,143,687
Total Investments — 102.0%
(Cost $14,122,155,428)		$22,530,522,640
Liabilities Less Other Assets - (2.0)%		(438,020,728)
Net Assets — 100.0%		$22,092,501,912

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.1% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

Industry	Percentage of Net Assets
Banks	9.7%
Capital Goods	13.3
Commercial & Professional Services	0.9
Energy	2.9
Food & Staples Retailing	1.1
Food Beverage & Tobacco	5.3
Health Care Equipment & Services	4.6
Household & Personal Products	6.4
Insurance	6.2
Materials	10.2
Media & Entertainment	3.9
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Retailing	2.5
Semiconductors & Semiconductor Equipment	6.3
Software & Services	7.4
Technology Hardware & Equipment	5.7
Telecommunication Services	1.0
Transportation	0.9
Utilities	1.1
Money Market Fund	3.6
Total Investments	102.0
Liabilities Less Other Assets	(2.0)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Argentina - 1.7%
Globant SA (Software & Services)*	41,619	$9,953,600
Bangladesh - 0.7%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,634,364	4,278,231
Canada - 1.8%
Kinaxis Inc. (Software & Services)*	78,500	10,184,362
China - 1.3%
Haitian International Holdings Ltd. (Capital Goods)†	2,132,000	7,805,288
Denmark - 0.7%
SimCorp A/S (Software & Services)†	28,033	3,896,473
Egypt - 1.5%
Edita Food Industries SAE (Food Beverage & Tobacco)†	9,783,189	4,796,683
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	3,183,805	3,723,797
		8,520,480
Finland - 1.7%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	216,923	10,076,688
France - 5.1%
Alten SA (Software & Services)†	88,187	14,013,584
LISI (Capital Goods)†	128,823	4,393,631
Rubis SCA (Utilities)†	285,069	11,433,954
		29,841,169
Germany - 9.9%
Bechtle AG (Software & Services)†	57,838	11,954,427
FUCHS PETROLUB SE (Materials)†	258,384	10,349,932
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	87,626	7,372,317
Pfeiffer Vacuum Technology AG (Capital Goods)†	22,433	4,582,068
STRATEC SE (Health Care Equipment & Services)†	100,580	15,614,650
TeamViewer AG (Software & Services)*^†	229,133	7,713,145
		57,586,539
Hong Kong - 0.6%
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	250,200	3,227,862
	Shares	Value
COMMON STOCKS - 98.0% (continued)
India - 2.4%
Max Financial Services Ltd. (Insurance)*†	651,927	$9,859,462
SH Kelkar & Co., Ltd. (Materials)^†	1,897,434	4,322,728
		14,182,190
Indonesia - 2.5%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	108,226,200	10,973,938
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	15,395,900	3,425,755
		14,399,693
Israel - 1.4%
CyberArk Software Ltd. (Software & Services)*	57,715	8,197,262
Italy - 3.7%
Reply SpA (Software & Services)†	118,484	21,203,310
Japan - 12.8%
ABC-Mart Inc. (Retailing)†	30,000	1,660,978
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	145,400	8,474,959
BML Inc. (Health Care Equipment & Services)†	119,000	4,123,161
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	46,400	7,874,213
Infomart Corp. (Software & Services)†	775,000	6,441,265
JCU Corp. (Materials)†	171,100	6,281,008
MISUMI Group Inc. (Capital Goods)†	71,000	2,476,341
Nihon M&A Center Inc. (Commercial & Professional Services)†	116,900	3,256,771
Pigeon Corp. (Household & Personal Products)†	35,800	1,036,257
Rinnai Corp. (Consumer Durables & Apparel)†	36,300	3,364,312
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	102,400	2,698,118
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	519,600	7,040,478
SMS Co., Ltd. (Commercial & Professional Services)†	301,200	8,444,152
Solasto Corp. (Health Care Equipment & Services)†	270,300	3,302,160
Stanley Electric Co., Ltd. (Automobiles & Components)†	301,800	7,879,430
		74,353,603

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
Kuwait - 0.8%
Mabanee Co. KPSC (Real Estate)†	1,958,079	$4,703,706
Lithuania - 1.8%
Siauliu Bankas AB (Banks)†	11,886,663	10,215,255
Malaysia - 1.2%
Dialog Group Bhd. (Energy)†	5,411,540	3,526,855
TIME dotCom Bhd. (Telecommunication Services)†	1,086,500	3,709,349
		7,236,204
Mexico - 1.9%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	2,659,538	5,567,244
Megacable Holdings SAB de CV (Media & Entertainment)	1,623,700	5,693,401
		11,260,645
Norway - 2.2%
Tomra Systems ASA (Commercial & Professional Services)†	221,943	12,830,968
Poland - 0.5%
CD Projekt SA (Media & Entertainment)†	57,303	2,748,639
Romania - 0.3%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	241,357	1,810,936
Saudi Arabia - 1.0%
Jarir Marketing Co. (Retailing)†	104,161	5,587,380
South Africa - 0.6%
Clicks Group Ltd. (Food & Staples Retailing)†	90,627	1,638,712
Discovery Ltd. (Insurance)*†	210,024	1,683,812
		3,322,524
South Korea - 1.5%
Cheil Worldwide Inc. (Media & Entertainment)†	401,179	8,456,260
Spain - 0.6%
Bankinter SA (Banks)†	658,369	3,589,736
Sweden - 3.1%
Intrum AB (Commercial & Professional Services)†	215,817	6,681,211
Paradox Interactive AB (Media & Entertainment)†	389,910	7,848,107
Thule Group AB (Consumer Durables & Apparel)^†	68,265	3,449,176
		17,978,494
Switzerland - 4.6%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	29,788	9,652,515
	Shares	Value
COMMON STOCKS - 98.0% (continued)
Switzerland - 4.6% (continued)
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	4,353	$10,883,420
VAT Group AG (Capital Goods)^†	14,938	5,864,570
		26,400,505
Taiwan - 3.0%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	236,645	3,085,271
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	2,443,700	6,570,877
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	154,909	3,377,983
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	34,000	4,606,067
		17,640,198
Ukraine - 0.8%
Kernel Holding SA (Food Beverage & Tobacco)†	315,941	4,371,714
United Arab Emirates - 0.9%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,990,140	5,059,021
United Kingdom - 20.8%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	569,251	10,758,256
Bank of Georgia Group plc (Banks)*†	469,602	9,784,877
Clarkson plc (Transportation)†	150,888	6,762,593
Cranswick plc (Food Beverage & Tobacco)†	83,308	4,687,798
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	215,062	14,844,932
Diploma plc (Capital Goods)†	275,235	11,314,570
EMIS Group plc (Health Care Equipment & Services)†	432,371	7,751,550
HomeServe plc (Commercial & Professional Services)†	281,238	3,652,424
Keywords Studios plc (Software & Services)*†	295,860	12,057,969
Network International Holdings plc (Software & Services)*^†	1,417,388	6,712,840
Rathbone Brothers plc (Diversified Financials)†	158,716	4,134,892
Rightmove plc (Media & Entertainment)†	523,402	5,106,874
Senior plc (Capital Goods)*†	5,862,060	13,192,373
YouGov plc (Media & Entertainment)†	556,999	9,819,521
		120,581,469

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
United States - 1.2%
Core Laboratories NV (Energy)	101,844	$3,397,516
Sensata Technologies Holding plc (Capital Goods)*	59,944	3,513,917
		6,911,433
Vietnam - 3.4%
Hoa Phat Group JSC (Materials)†	9,663,896	19,919,026
Total Common Stocks (Cost $388,238,134)		$568,330,863
SHORT TERM INVESTMENTS - 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	12,004,303	12,004,303
Total Short Term Investments (Cost $12,004,303)		$12,004,303
Total Investments — 100.1%
(Cost $400,242,437)		$580,335,166
Liabilities Less Other Assets - (0.1)%		(621,373)
Net Assets — 100.0%		$579,713,793

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.5% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.4%
Banks	4.1
Capital Goods	10.8
Commercial & Professional Services	6.0
Consumer Durables & Apparel	1.8
Diversified Financials	0.7
Energy	1.5
Food & Staples Retailing	1.6
Food Beverage & Tobacco	7.0
Health Care Equipment & Services	6.0
Household & Personal Products	0.6
Insurance	2.0
Materials	7.0
Media & Entertainment	6.8
Pharmaceuticals, Biotechnology & Life Sciences	6.4
Real Estate	0.8
Retailing	1.2
Semiconductors & Semiconductor Equipment	2.5
Software & Services	19.4
Technology Hardware & Equipment	4.1
Telecommunication Services	3.1
Transportation	1.2
Utilities	2.0
Money Market Fund	2.1
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Brazil - 4.3%
Ambev SA - ADR (Food Beverage & Tobacco)	22,077,239	$69,984,848
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	15,706,500	45,989,368
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	1,301,993	7,877,058
Localiza Rent a Car SA (Transportation)	5,698,770	68,003,371
Lojas Renner SA (Retailing)	3,842,300	30,468,389
Ultrapar Participacoes SA (Energy)	6,647,078	22,564,266
WEG SA (Capital Goods)	6,555,192	44,945,213
		289,832,513
Chile - 0.2%
Banco Santander Chile - ADR (Banks)	832,366	16,264,432
China - 25.1%
51job Inc. - ADR (Commercial & Professional Services)*	608,105	43,795,722
Alibaba Group Holding Ltd. (Retailing)*†	7,133,816	174,325,086
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	464,020	90,572,064
Baidu Inc., Class A (Media & Entertainment)*†	2,436,508	49,687,492
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,509,000	56,326,519
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	5,451,504	44,272,113
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	70,550,080	95,332,838
ENN Energy Holdings Ltd. (Utilities)†	6,139,200	128,622,971
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	11,783,000	75,014,091
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	5,289,500	40,454,736
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,500,920	21,061,434
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,581,064	94,155,640
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	10,085,500	88,527,242
	Shares	Value
COMMON STOCKS - 95.1% (continued)
China - 25.1% (continued)
Sangfor Technologies Inc., Class A (Software & Services)†	1,460,100	$54,900,578
SF Holding Co., Ltd., Class A (Transportation)†	3,141,800	28,820,124
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,921,000	86,856,536
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,174,135	20,573,495
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,371,500	102,190,400
Tencent Holdings Ltd. (Media & Entertainment)†	4,016,800	247,882,118
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	5,635,500	86,031,288
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,283,183	37,399,025
ZTO Express Cayman Inc. - ADR (Transportation)	428,799	11,603,301
		1,678,404,813
Czech Republic - 0.7%
Komercni banka AS (Banks)*†	1,306,760	48,558,938
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	9,265,400	33,630,745
Hong Kong - 6.8%
AIA Group Ltd. (Insurance)†	14,430,615	173,100,477
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	4,649,469	59,983,394
Sands China Ltd. (Consumer Services)*†	21,489,738	73,538,185
Techtronic Industries Co., Ltd. (Capital Goods)†	8,196,801	146,697,437
		453,319,493
India - 8.0%
HDFC Bank Ltd. - ADR (Banks)	1,057,780	74,647,535
Housing Development Finance Corp., Ltd. (Banks)†	4,509,558	148,593,475
Kotak Mahindra Bank Ltd. (Banks)*†	3,685,261	82,230,021
Maruti Suzuki India Ltd. (Automobiles & Components)†	771,464	72,525,373
Tata Consultancy Services Ltd. (Software & Services)†	3,630,060	154,627,113
		532,623,517

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1% (continued)
Indonesia - 2.2%
Astra International Tbk PT (Automobiles & Components)†	82,460,900	$26,923,752
Bank Central Asia Tbk PT (Banks)†	26,397,633	54,493,481
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	265,088,100	68,069,314
		149,486,547
Italy - 0.7%
Tenaris SA - ADR (Energy)	2,421,534	49,496,155
Kenya - 1.3%
East African Breweries Ltd. (Food Beverage & Tobacco)*†	6,241,665	10,316,461
Safaricom plc (Telecommunication Services)†	199,735,027	77,154,017
		87,470,478
Mexico - 5.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,045,741	91,366,391
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	349,263	63,293,441
Grupo Financiero Banorte SAB de CV, Series O (Banks)	17,240,700	111,769,537
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	30,807,300	101,554,789
		367,984,158
Panama - 0.4%
Copa Holdings SA, Class A (Transportation)*	375,707	26,641,383
Poland - 0.4%
CD Projekt SA (Media & Entertainment)†	592,608	28,425,481
Russia - 8.8%
LUKOIL PJSC - Sponsored ADR (Energy)	1,664,733	142,983,917
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	751,422	167,189,427
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,513,490	158,362,702
Yandex NV, Class A (Media & Entertainment)*	1,771,292	120,323,866
		588,859,912
South Africa - 1.5%
Discovery Ltd. (Insurance)*†	6,347,706	50,891,055
Standard Bank Group Ltd. (Banks)†	5,481,399	46,191,528
		97,082,583
	Shares	Value
COMMON STOCKS - 95.1% (continued)
South Korea - 9.1%
Amorepacific Corp. (Household & Personal Products)†	140,115	$27,002,548
Coway Co., Ltd. (Consumer Durables & Apparel)†	688,987	51,431,897
LG Household & Health Care Ltd. (Household & Personal Products)†	118,214	150,091,337
NCSoft Corp. (Media & Entertainment)†	74,156	53,138,243
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	188,912	323,952,584
		605,616,609
Taiwan - 11.5%
Airtac International Group (Capital Goods)†	2,562,000	82,663,224
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	5,011,031	109,271,746
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	27,074,031	106,912,953
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	563,000	59,170,230
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	445,122	60,301,812
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	16,745,277	348,679,361
		766,999,326
Thailand - 0.8%
Siam Commercial Bank pcl, Reg S (Banks)†	19,072,270	54,255,944
United Kingdom - 2.9%
Bank of Georgia Group plc (Banks)*†	713,964	14,876,534
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	3,911,571	147,763,506
Network International Holdings plc (Software & Services)*^†	6,817,126	32,286,345
		194,926,385
United States - 4.4%
EPAM Systems Inc. (Software & Services)*	519,733	290,946,533
Total Common Stocks (Cost $4,127,027,108)		$6,360,825,945
PREFERRED STOCKS - 3.3%
Brazil - 2.4%
Banco Bradesco SA - ADR (Banks)*	17,923,732	83,703,828

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
PREFERRED STOCKS - 3.3% (continued)
Brazil - 2.4% (continued)
Itau Unibanco Holding SA - Sponsored ADR, 0.58% (Banks)+	13,217,962	$76,267,641
		159,971,469
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 0.86% (Banks)+	1,296,898	36,896,748
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.96% (Technology Hardware & Equipment)+†	14,985	23,598,915
Total Preferred Stocks (Cost $195,449,842)		$220,467,132
SHORT TERM INVESTMENTS - 1.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	112,131,998	112,131,998
Total Short Term Investments (Cost $112,131,998)		$112,131,998
Total Investments — 100.1%
(Cost $4,434,608,948)		$6,693,425,075
Liabilities Less Other Assets - (0.1)%		(5,523,335)
Net Assets — 100.0%		$6,687,901,740

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	16.6
Capital Goods	5.3
Commercial & Professional Services	1.3
Consumer Durables & Apparel	5.1
Consumer Services	1.1
Diversified Financials	0.7
Energy	5.7
Food & Staples Retailing	1.6
Food Beverage & Tobacco	4.8
Household & Personal Products	2.6
Insurance	4.7
Media & Entertainment	7.5
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Retailing	5.3
Semiconductors & Semiconductor Equipment	7.0
Software & Services	8.0
Technology Hardware & Equipment	9.2
Telecommunication Services	1.1
Transportation	3.0
Utilities	1.9
Money Market Fund	1.7
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Brazil - 4.4%
Ambev SA - ADR (Food Beverage & Tobacco)	12,806,554	$40,596,776
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	9,111,000	26,677,435
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	764,265	4,623,803
Localiza Rent a Car SA (Transportation)	3,305,755	39,447,545
Lojas Renner SA (Retailing)	2,228,800	17,673,775
Ultrapar Participacoes SA (Energy)	3,901,800	13,245,106
WEG SA (Capital Goods)	3,802,560	26,071,985
		168,336,425
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	482,839	9,434,674
China - 25.2%
51job Inc. - ADR (Commercial & Professional Services)*	352,749	25,404,983
Alibaba Group Holding Ltd. (Retailing)*†	4,138,164	101,122,008
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	269,168	52,538,902
Baidu Inc., Class A (Media & Entertainment)*†	1,461,794	29,810,236
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	875,300	32,672,367
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	3,159,000	25,654,499
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	40,924,560	55,300,497
ENN Energy Holdings Ltd. (Utilities)†	3,560,700	74,600,569
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,834,900	43,513,011
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	3,068,379	23,467,334
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,467,960	12,362,388
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	5,557,768	54,617,650
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,850,500	51,353,788
	Shares	Value
COMMON STOCKS - 95.4% (continued)
China - 25.2% (continued)
Sangfor Technologies Inc., Class A (Software & Services)†	847,000	$31,847,674
SF Holding Co., Ltd., Class A (Transportation)†	1,822,500	16,718,020
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,275,000	50,394,955
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	14,190,182	12,076,612
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,955,700	59,277,403
Tencent Holdings Ltd. (Media & Entertainment)†	2,330,100	143,793,597
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	3,269,000	49,904,406
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	6,557,110	21,734,073
ZTO Express Cayman Inc. - ADR (Transportation)	248,737	6,730,823
		974,895,795
Czech Republic - 0.7%
Komercni banka AS (Banks)*†	758,025	28,168,056
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	5,403,127	19,611,802
Hong Kong - 6.8%
AIA Group Ltd. (Insurance)†	8,370,989	100,413,058
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,694,423	34,761,096
Sands China Ltd. (Consumer Services)*†	12,465,744	42,657,951
Techtronic Industries Co., Ltd. (Capital Goods)†	4,755,000	85,099,823
		262,931,928
India - 8.0%
HDFC Bank Ltd. - ADR (Banks)	613,597	43,301,540
Housing Development Finance Corp., Ltd. (Banks)†	2,615,902	86,196,024
Kotak Mahindra Bank Ltd. (Banks)*†	2,137,744	47,699,942
Maruti Suzuki India Ltd. (Automobiles & Components)†	447,066	42,028,699
Tata Consultancy Services Ltd. (Software & Services)†	2,105,723	89,696,002
		308,922,207

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
Indonesia - 2.2%
Astra International Tbk PT (Automobiles & Components)†	47,833,900	$15,617,924
Bank Central Asia Tbk PT (Banks)†	15,312,710	31,610,519
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	153,772,190	39,485,618
		86,714,061
Italy - 0.7%
Tenaris SA - ADR (Energy)	1,404,682	28,711,700
Kenya - 1.3%
East African Breweries Ltd. (Food Beverage & Tobacco)*†	3,663,850	6,055,751
Safaricom plc (Telecommunication Services)†	115,862,201	44,755,466
		50,811,217
Mexico - 5.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	606,613	52,999,778
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	202,601	36,715,353
Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,000,940	64,834,979
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	17,870,700	58,909,907
		213,460,017
Panama - 0.4%
Copa Holdings SA, Class A (Transportation)*	219,094	15,535,955
Poland - 0.4%
CD Projekt SA (Media & Entertainment)†	343,760	16,489,051
Russia - 8.8%
LUKOIL PJSC - Sponsored ADR (Energy)	965,677	82,941,997
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	435,885	96,983,271
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	5,518,580	91,862,948
Yandex NV, Class A (Media & Entertainment)*	1,027,490	69,797,396
		341,585,612
South Africa - 1.5%
Discovery Ltd. (Insurance)*†	3,682,174	29,520,857
Standard Bank Group Ltd. (Banks)†	3,179,647	26,794,757
		56,315,614
	Shares	Value
COMMON STOCKS - 95.4% (continued)
South Korea - 9.1%
Amorepacific Corp. (Household & Personal Products)†	81,278	$15,663,655
Coway Co., Ltd. (Consumer Durables & Apparel)†	401,784	29,992,603
LG Household & Health Care Ltd. (Household & Personal Products)†	68,574	87,065,520
NCSoft Corp. (Media & Entertainment)†	42,898	30,739,581
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	109,283	187,402,125
		350,863,484
Taiwan - 11.5%
Airtac International Group (Capital Goods)†	1,486,000	47,945,961
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,907,216	63,395,451
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	15,705,136	62,018,192
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	327,001	34,367,183
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	258,000	34,951,918
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	9,713,637	202,262,688
		444,941,393
Thailand - 0.8%
Siam Commercial Bank pcl, Reg S (Banks)†	11,063,500	31,472,952
United Kingdom - 2.9%
Bank of Georgia Group plc (Banks)*†	419,094	8,732,466
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,269,022	85,714,575
Network International Holdings plc (Software & Services)*^†	3,975,414	18,827,815
		113,274,856
United States - 4.4%
EPAM Systems Inc. (Software & Services)*	301,486	168,771,863
Total Common Stocks (Cost $2,141,354,835)		$3,691,248,662
PREFERRED STOCKS - 3.3%
Brazil - 2.4%
Banco Bradesco SA - ADR (Banks)*	10,397,190	48,554,877

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
PREFERRED STOCKS - 3.3% (continued)
Brazil - 2.4% (continued)
Itau Unibanco Holding SA - Sponsored ADR, 0.58% (Banks)+	7,667,469	$44,241,296
		92,796,173
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 0.86% (Banks)+	752,304	21,403,049
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.96% (Technology Hardware & Equipment)+†	8,692	13,688,473
Total Preferred Stocks (Cost $93,575,299)		$127,887,695
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	53,143,795	53,143,795
Total Short Term Investments (Cost $53,143,795)		$53,143,795
Total Investments — 100.1%
(Cost $2,288,073,929)		$3,872,280,152
Liabilities Less Other Assets - (0.1)%		(5,425,520)
Net Assets — 100.0%		$3,866,854,632

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	16.6
Capital Goods	5.3
Commercial & Professional Services	1.3
Consumer Durables & Apparel	5.1
Consumer Services	1.1
Diversified Financials	0.7
Energy	5.7
Food & Staples Retailing	1.6
Food Beverage & Tobacco	4.8
Household & Personal Products	2.7
Insurance	4.7
Media & Entertainment	7.5
Pharmaceuticals, Biotechnology & Life Sciences	3.4
Retailing	5.3
Semiconductors & Semiconductor Equipment	7.0
Software & Services	8.0
Technology Hardware & Equipment	9.2
Telecommunication Services	1.2
Transportation	3.0
Utilities	1.9
Money Market Fund	1.4
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Argentina - 4.8%
Globant SA (Software & Services)*	41,889	$10,018,173
Bangladesh - 2.7%
GrameenPhone Ltd. (Telecommunication Services)†	160,820	718,780
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,914,233	5,010,837
		5,729,617
Colombia - 3.5%
Cementos Argos SA - Sponsored ADR (Materials)#†	39,796	287,081
Ecopetrol SA - Sponsored ADR (Energy)	467,965	6,322,207
Grupo Nutresa SA (Food Beverage & Tobacco)	133,495	712,570
		7,321,858
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,848	486,628
Egypt - 6.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	2,536,983	9,208,521
Edita Food Industries SAE (Food Beverage & Tobacco)†	2,420,147	1,186,594
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	2,281,484	2,668,437
		13,063,552
Iceland - 1.4%
Marel HF (Capital Goods)^†	384,042	2,888,220
Indonesia - 2.5%
Bank Central Asia Tbk PT (Banks)†	2,507,500	5,176,313
Kazakhstan - 3.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	483,311	7,212,298
Kenya - 6.5%
East African Breweries Ltd. (Food Beverage & Tobacco)*†	686,200	1,134,178
Equity Group Holdings plc (Banks)*†	7,301,000	3,287,447
Safaricom plc (Telecommunication Services)†	24,032,850	9,283,454
		13,705,079
	Shares	Value
COMMON STOCKS - 94.7% (continued)
Morocco - 2.8%
Itissalat Al-Maghrib (Telecommunication Services)†	166,329	$2,527,842
Societe d'Exploitation des Ports (Transportation)†	113,141	3,292,323
		5,820,165
Nigeria - 6.1%
Guaranty Trust Holding Co., plc (Banks)	48,903,727	3,387,014
Nestle Nigeria plc (Food Beverage & Tobacco)	1,394,492	5,218,755
Zenith Bank plc (Banks)	71,417,980	4,260,781
		12,866,550
Pakistan - 0.7%
MCB Bank Ltd. (Banks)†	1,268,800	1,262,947
Oil & Gas Development Co., Ltd. (Energy)†	515,000	295,965
		1,558,912
Peru - 0.7%
Alicorp SAA (Food Beverage & Tobacco)	808,855	1,105,183
Cementos Pacasmayo SAA (Materials)	222,899	272,183
		1,377,366
Philippines - 18.2%
Bank of the Philippine Islands (Banks)†	2,631,334	4,236,817
BDO Unibank Inc. (Banks)†	1,262,828	2,577,246
International Container Terminal Services Inc. (Transportation)†	810,800	2,523,432
Jollibee Foods Corp. (Consumer Services)†	579,900	2,204,030
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	1,773,450	1,906,251
Security Bank Corp. (Banks)†	1,429,540	3,147,467
SM Prime Holdings Inc. (Real Estate)†	10,727,200	6,751,472
Universal Robina Corp. (Food Beverage & Tobacco)†	2,278,950	5,776,535
Wilcon Depot Inc. (Retailing)†	20,655,300	9,098,541
		38,221,791
Poland - 0.5%
CD Projekt SA (Media & Entertainment)†	24,149	1,158,349
Romania - 4.8%
Banca Transilvania SA (Banks)†	12,395,354	8,372,432
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	243,806	1,829,312
		10,201,744

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.7% (continued)
Saudi Arabia - 3.0%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	44,007	$1,619,367
Jarir Marketing Co. (Retailing)†	39,296	2,107,907
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	54,562	2,633,124
		6,360,398
Slovenia - 1.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	19,431	2,515,169
Sri Lanka - 0.1%
Commercial Bank of Ceylon plc (Banks)†	313,399	134,000
Thailand - 0.5%
Home Product Center pcl, Reg S (Retailing)†	2,777,294	1,123,846
United Arab Emirates - 3.9%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,237,089	3,784,933
Emaar Properties PJSC (Real Estate)†	4,037,225	4,370,014
		8,154,947
United Kingdom - 3.4%
Bank of Georgia Group plc (Banks)*†	74,294	1,548,029
Network International Holdings plc (Software & Services)*^†	951,539	4,506,550
TBC Bank Group plc (Banks)*†	60,468	1,019,816
		7,074,395
United States - 4.6%
EPAM Systems Inc. (Software & Services)*	17,195	9,625,761
Vietnam - 13.0%
Bank for Foreign Trade of Vietnam JSC (Banks)†	1,739,610	7,427,837
Hoa Phat Group JSC (Materials)†	3,949,762	8,141,169
Sai Gon Cargo Service Corp. (Transportation)†	337,770	1,987,943
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	481,310	3,332,526
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,736,794	6,530,135
		27,419,610
Total Common Stocks (Cost $152,035,609)		$199,214,741
	Shares	Value
PREFERRED STOCKS - 2.4%
Colombia - 2.4%
Bancolombia SA - Sponsored ADR, 0.86% (Banks)+	174,722	$4,970,841
Total Preferred Stocks (Cost $5,113,817)		$4,970,841
SHORT TERM INVESTMENTS - 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	4,030,355	4,030,355
Total Short Term Investments (Cost $4,030,355)		$4,030,355
Total Investments — 99.0%
(Cost $161,179,781)		$208,215,937
Other Assets Less Liabilities - 1.0%		2,209,426
Net Assets — 100.0%		$210,425,363

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

Industry	Percentage of Net Assets
Banks	31.9%
Capital Goods	1.4
Consumer Services	1.0
Energy	4.0
Food & Staples Retailing	0.9
Food Beverage & Tobacco	13.7
Health Care Equipment & Services	2.5
Insurance	0.8
Materials	4.1
Media & Entertainment	0.6
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Real Estate	5.3
Retailing	5.9
Software & Services	11.5
Technology Hardware & Equipment	0.2
Telecommunication Services	6.0
Transportation	3.7
Money Market Fund	1.9
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Argentina - 0.1%
Globant SA (Software & Services)*	58	$13,871
Australia - 0.4%
BHP Group Ltd. (Materials)†	676	26,492
Cochlear Ltd. (Health Care Equipment & Services)†	83	14,974
		41,466
Brazil - 1.0%
Ambev SA - ADR (Food Beverage & Tobacco)	7,484	23,724
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	3,000	8,784
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	2,433	14,720
Localiza Rent a Car SA (Transportation)	1,100	13,126
Raia Drogasil SA (Food & Staples Retailing)*	2,500	12,116
Ultrapar Participacoes SA - Sponsored ADR (Energy)	2,681	9,169
WEG SA (Capital Goods)	1,600	10,970
		92,609
Canada - 1.1%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,600	65,367
Imperial Oil Ltd. (Energy)	1,500	41,095
		106,462
Chile - 0.2%
Banco Santander Chile - ADR (Banks)	1,149	22,451
China - 7.7%
51job Inc. - ADR (Commercial & Professional Services)*	150	10,803
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	5,670	33,992
Alibaba Group Holding Ltd. (Retailing)*†	440	10,752
Baidu Inc., Class A (Media & Entertainment)*†	500	10,197
China Merchants Bank Co., Ltd., Class A (Banks)†	1,900	13,677
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	500	18,664
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	2,000	16,242
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,360	20,756
	Shares	Value
COMMON STOCKS - 97.6% (continued)
China - 7.7% (continued)
ENN Energy Holdings Ltd. (Utilities)†	2,000	$41,902
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,600	22,919
Glodon Co., Ltd., Class A (Software & Services)†	2,000	19,493
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	1,200	8,824
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	4,000	13,710
Haitian International Holdings Ltd. (Capital Goods)†	4,000	14,644
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	700	17,074
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,800	13,767
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	2,700	27,496
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,600	13,441
JD.com Inc., Class A (Retailing)*†	414	14,701
Jiangsu Expressway Co., Ltd., Class H (Transportation)†	12,000	12,823
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,008	8,489
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	15,132
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	25,989
Meituan, Class B (Retailing)*^†	300	8,314
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	11,793
NetEase Inc. - ADR (Media & Entertainment)	205	20,953
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	1,900	15,784
Sangfor Technologies Inc., Class A (Software & Services)†	400	15,040
SF Holding Co., Ltd., Class A (Transportation)†	1,900	17,429

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
China - 7.7% (continued)
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	2,000	$14,490
Shanghai International Airport Co., Ltd., Class A (Transportation)†	2,300	13,721
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,350	16,281
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	22,152
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	13,500	11,489
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	4,200	8,236
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	600	18,186
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	4,000	11,828
Tencent Holdings Ltd. (Media & Entertainment)†	200	12,342
TravelSky Technology Ltd., Class H (Software & Services)†	5,000	8,535
Trip.com Group Ltd. (Retailing)*†	514	14,239
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	500	17,083
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	686	15,914
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,500	22,899
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	3,500	19,402
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	4,400	14,584
		736,181
Colombia - 0.8%
Cementos Argos SA (Materials)	9,486	13,686
Ecopetrol SA - Sponsored ADR (Energy)	3,708	50,095
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Colombia - 0.8% (continued)
Grupo Nutresa SA (Food Beverage & Tobacco)	2,782	$14,850
		78,631
Czech Republic - 0.2%
Komercni banka AS (Banks)*†	493	18,320
Denmark - 1.1%
Ambu A/S, Class B (Health Care Equipment & Services)†	494	18,277
Chr Hansen Holding A/S (Materials)†	129	11,603
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	35,289
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	39	17,592
Novozymes A/S, Class B (Materials)†	254	19,965
		102,726
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	4,564	16,566
Finland - 0.4%
Kone OYJ, Class B (Capital Goods)†	211	17,473
Neste OYJ (Energy)†	314	19,320
		36,793
France - 3.9%
Air Liquide SA (Materials)†	330	57,367
Dassault Systemes SE (Software & Services)†	650	35,861
IPSOS (Media & Entertainment)†	1,082	50,214
Kering SA (Consumer Durables & Apparel)†	26	23,346
LISI (Capital Goods)†	1,514	51,636
L'Oreal SA (Household & Personal Products)†	49	22,445
Rubis SCA (Utilities)†	1,135	45,524
Safran SA (Capital Goods)†	327	42,836
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	41	23,397
Schneider Electric SE (Capital Goods)†	159	26,643
		379,269
Germany - 3.9%
adidas AG (Consumer Durables & Apparel)†	60	21,796
Allianz SE, Reg S (Insurance)†	230	57,280

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Germany - 3.9% (continued)
Bayerische Motoren Werke AG (Automobiles & Components)†	778	$77,394
Bechtle AG (Software & Services)†	82	16,949
Brenntag SE (Capital Goods)†	257	25,668
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	134	29,847
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	458	19,014
FUCHS PETROLUB SE (Materials)†	375	15,021
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	438	16,701
Nemetschek SE (Software & Services)†	246	21,734
SAP SE - Sponsored ADR (Software & Services)	110	15,809
Scout24 AG (Media & Entertainment)^†	235	20,129
Symrise AG (Materials)†	160	23,597
TeamViewer AG (Software & Services)*^†	366	12,320
		373,259
Hong Kong - 1.1%
AIA Group Ltd. (Insurance)†	1,600	19,193
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,800	23,222
Sands China Ltd. (Consumer Services)*†	6,400	21,901
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	44,742
		109,058
Iceland - 0.2%
Marel HF (Capital Goods)^†	2,669	20,072
India - 1.5%
Asian Paints Ltd. (Materials)†	460	18,319
Dabur India Ltd. (Household & Personal Products)†	1,812	14,628
Godrej Consumer Products Ltd. (Household & Personal Products)*†	1,225	16,296
Hero MotoCorp Ltd. (Automobiles & Components)†	419	15,573
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	19,222
Kotak Mahindra Bank Ltd. (Banks)*†	608	13,567
Pidilite Industries Ltd. (Materials)†	572	17,531
	Shares	Value
COMMON STOCKS - 97.6% (continued)
India - 1.5% (continued)
Tata Consultancy Services Ltd. (Software & Services)†	741	$31,564
		146,700
Indonesia - 0.2%
Astra International Tbk PT (Automobiles & Components)†	33,400	10,905
Unilever Indonesia Tbk PT (Household & Personal Products)†	38,500	11,282
		22,187
Israel - 0.2%
CyberArk Software Ltd. (Software & Services)*	140	19,884
Italy - 0.6%
DiaSorin SpA (Health Care Equipment & Services)†	82	16,658
FinecoBank Banca Fineco SpA (Banks)*†	1,194	21,381
Reply SpA (Software & Services)†	131	23,443
		61,482
Japan - 9.2%
ABC-Mart Inc. (Retailing)†	700	38,756
Benefit One Inc. (Commercial & Professional Services)†	1,000	32,954
BML Inc. (Health Care Equipment & Services)†	1,100	38,113
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	22,185
FANUC Corp. (Capital Goods)†	100	22,396
Fast Retailing Co., Ltd. (Retailing)†	20	13,569
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	47,315
Kakaku.com Inc. (Media & Entertainment)†	500	13,644
Keyence Corp. (Technology Hardware & Equipment)†	46	25,614
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	150	11,955
Komatsu Ltd. (Capital Goods)†	900	23,465
Kubota Corp. (Capital Goods)†	2,600	54,332
M3 Inc. (Health Care Equipment & Services)†	300	19,652
Makita Corp. (Capital Goods)†	1,200	62,266
MISUMI Group Inc. (Capital Goods)†	700	24,415
Nitori Holdings Co., Ltd. (Retailing)†	400	76,087
Nomura Research Institute Ltd. (Software & Services)†	890	28,650

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Japan - 9.2% (continued)
Rinnai Corp. (Consumer Durables & Apparel)†	540	$50,048
Shimano Inc. (Consumer Durables & Apparel)†	80	20,462
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	900	47,334
Shiseido Co., Ltd. (Household & Personal Products)†	300	20,006
SMC Corp. (Capital Goods)†	40	23,769
Stanley Electric Co., Ltd. (Automobiles & Components)†	2,600	67,881
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	36,858
Sysmex Corp. (Health Care Equipment & Services)†	200	23,803
Unicharm Corp. (Household & Personal Products)†	900	36,096
		881,625
Mexico - 1.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	192	16,775
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,300	21,393
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	18,700	61,644
		99,812
Netherlands - 1.4%
Adyen NV (Software & Services)*^†	8	21,782
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	69,007
Koninklijke Vopak NV (Energy)†	653	27,656
Prosus NV (Retailing)*†	166	14,730
		133,175
Norway - 0.2%
Tomra Systems ASA (Commercial & Professional Services)†	375	21,680
Pakistan - 0.4%
MCB Bank Ltd. (Banks)†	10,800	10,750
Oil & Gas Development Co., Ltd. (Energy)†	48,700	27,988
		38,738
Philippines - 1.1%
Bank of the Philippine Islands (Banks)†	12,490	20,111
BDO Unibank Inc. (Banks)†	10,070	20,551
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Philippines - 1.1% (continued)
International Container Terminal Services Inc. (Transportation)†	4,970	$15,468
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	11,297
Security Bank Corp. (Banks)†	4,340	9,556
SM Prime Holdings Inc. (Real Estate)†	12,800	8,056
Universal Robina Corp. (Food Beverage & Tobacco)†	6,400	16,222
		101,261
Poland - 0.4%
Allegro.eu SA (Retailing)*^†	908	15,577
ING Bank Slaski SA (Banks)*†	426	21,105
		36,682
Russia - 0.8%
LUKOIL PJSC - Sponsored ADR (Energy)	278	23,877
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	89	19,802
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	1,278	21,274
Yandex NV, Class A (Media & Entertainment)*	188	12,771
		77,724
Saudi Arabia - 0.9%
Al Rajhi Bank (Banks)†	631	18,673
Jarir Marketing Co. (Retailing)†	252	13,517
Saudi National Bank (Banks)†	3,383	49,594
		81,784
Singapore - 1.4%
DBS Group Holdings Ltd. (Banks)†	2,418	54,264
Oversea-Chinese Banking Corp., Ltd. (Banks)†	9,224	83,458
		137,722
Slovenia - 0.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	152	19,533
South Africa - 0.2%
Discovery Ltd. (Insurance)*†	1,831	14,680
South Korea - 0.8%
Cheil Worldwide Inc. (Media & Entertainment)†	1,001	21,100
Coway Co., Ltd. (Consumer Durables & Apparel)†	184	13,735
LG Household & Health Care Ltd. (Household & Personal Products)†	9	11,427
NAVER Corp. (Media & Entertainment)†	55	20,768

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
South Korea - 0.8% (continued)
NCSoft Corp. (Media & Entertainment)†	18	$12,898
		79,928
Spain - 1.6%
Amadeus IT Group SA (Software & Services)*†	248	16,236
Banco Bilbao Vizcaya Argentaria SA (Banks)*†	6,148	39,434
Banco Santander SA - Sponsored ADR (Banks)*	14,529	53,321
Bankinter SA (Banks)†	8,132	44,340
		153,331
Sweden - 2.5%
Alfa Laval AB (Capital Goods)†	887	37,076
Assa Abloy AB, Class B (Capital Goods)†	664	21,290
Atlas Copco AB, Class A (Capital Goods)†	544	36,826
Epiroc AB, Class A (Capital Goods)†	1,467	34,290
Evolution AB (Consumer Services)^†	112	19,556
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,890	31,331
Intrum AB (Commercial & Professional Services)†	1,097	33,961
Skandinaviska Enskilda Banken AB, Class A (Banks)†	1,670	22,563
		236,893
Switzerland - 2.8%
Alcon Inc. (Health Care Equipment & Services)	661	48,121
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	244	31,251
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	46,697
SGS SA, Reg S (Commercial & Professional Services)†	8	25,916
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	68	26,719
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	15	27,822
Temenos AG, Reg S (Software & Services)†	98	15,577
VAT Group AG (Capital Goods)^†	96	37,689
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Switzerland - 2.8% (continued)
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	91	$12,731
		272,523
Taiwan - 2.3%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	999	13,025
Airtac International Group (Capital Goods)†	400	12,906
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	14,000	37,645
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	600	13,084
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	17,000	67,131
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	100	10,510
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	200	27,094
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	2,000	41,645
		223,040
Thailand - 0.2%
Siam Commercial Bank pcl, Reg S (Banks)†	6,200	17,637
Turkey - 0.1%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,226	9,223
United Arab Emirates - 0.4%
Agthia Group PJSC (Food Beverage & Tobacco)†	8,681	14,687
Emaar Properties PJSC (Real Estate)†	18,834	20,387
		35,074
United Kingdom - 4.3%
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	751	28,370
Compass Group plc (Consumer Services)*†	967	20,429
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	780	53,840
Diploma plc (Capital Goods)†	1,860	76,462
Grafton Group plc (Capital Goods)†	2,919	52,104
HomeServe plc (Commercial & Professional Services)†	3,499	45,441

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
United Kingdom - 4.3% (continued)
Intertek Group plc (Commercial & Professional Services)†	242	$17,339
Reckitt Benckiser Group plc (Household & Personal Products)†	152	11,666
Rio Tinto plc (Materials)†	225	19,175
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	790	31,245
Spirax-Sarco Engineering plc (Capital Goods)†	154	32,120
Standard Chartered plc (Banks)†	3,634	21,770
		409,961
United States - 40.6%
Abbott Laboratories (Health Care Equipment & Services)	390	47,182
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	847	98,506
ABIOMED Inc. (Health Care Equipment & Services)*	55	17,993
Accenture plc, Class A (Software & Services)	70	22,238
Adobe Inc. (Software & Services)*	90	55,947
Air Products and Chemicals Inc. (Materials)	253	73,631
Align Technology Inc. (Health Care Equipment & Services)*	32	22,266
Allegion plc (Capital Goods)	136	18,578
Alphabet Inc., Class A (Media & Entertainment)*	45	121,254
Amazon.com Inc. (Retailing)*	14	46,586
AMETEK Inc. (Capital Goods)	147	20,440
Amphenol Corp., Class A (Technology Hardware & Equipment)	288	20,877
ANSYS Inc. (Software & Services)*	78	28,740
Apple Inc. (Technology Hardware & Equipment)	260	37,924
Atlassian Corp. plc, Class A (Software & Services)*	117	38,039
Automatic Data Processing Inc. (Software & Services)	418	87,625
BorgWarner Inc. (Automobiles & Components)	919	45,013
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	208	100,963
Church & Dwight Co., Inc. (Household & Personal Products)	214	18,528
Cisco Systems Inc. (Technology Hardware & Equipment)	907	50,221
	Shares	Value
COMMON STOCKS - 97.6% (continued)
United States - 40.6% (continued)
CME Group Inc. (Diversified Financials)	88	$18,667
Cognex Corp. (Technology Hardware & Equipment)	230	20,794
Cognizant Technology Solutions Corp., Class A (Software & Services)	1,240	91,177
Colgate-Palmolive Co. (Household & Personal Products)	231	18,365
CoStar Group Inc. (Commercial & Professional Services)*	220	19,547
Costco Wholesale Corp. (Food & Staples Retailing)	49	21,056
Danaher Corp. (Health Care Equipment & Services)	80	23,799
Deere & Co. (Capital Goods)	200	72,318
eBay Inc. (Retailing)	1,273	86,831
Ecolab Inc. (Materials)	84	18,550
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	212	23,801
Elanco Animal Health Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	585	21,335
Emerson Electric Co. (Capital Goods)	666	67,193
EnerSys (Capital Goods)	200	19,732
Estee Lauder Cos., Inc., Class A (Household & Personal Products)	73	24,370
Etsy Inc. (Retailing)*	183	33,582
Exxon Mobil Corp. (Energy)	1,474	84,858
Facebook Inc., Class A (Media & Entertainment)*	270	96,201
First Republic Bank (Banks)	119	23,207
Gartner Inc. (Software & Services)*	100	26,473
Guidewire Software Inc. (Software & Services)*	152	17,510
Healthcare Services Group Inc. (Commercial & Professional Services)	622	16,234
HEICO Corp. (Capital Goods)	290	39,222
Honeywell International Inc. (Capital Goods)	314	73,410
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	47,497
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	29,745
Intuitive Surgical Inc. (Health Care Equipment & Services)*	21	20,821

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
United States - 40.6% (continued)
IPG Photonics Corp. (Technology Hardware & Equipment)*	95	$20,725
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	24,770
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	501	86,272
JPMorgan Chase & Co. (Banks)	641	97,291
Linde plc (Materials)†	169	51,778
Malibu Boats Inc., Class A (Consumer Durables & Apparel)*	517	43,252
Mastercard Inc., Class A (Software & Services)	52	20,069
McDonald's Corp. (Consumer Services)	85	20,630
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	734	56,423
Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	19	28,000
Microsoft Corp. (Software & Services)	363	103,422
Monster Beverage Corp. (Food Beverage & Tobacco)*	204	19,241
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	445	41,478
NIKE Inc., Class B (Consumer Durables & Apparel)	156	26,132
Ollie's Bargain Outlet Holdings Inc. (Retailing)*	255	23,741
Palo Alto Networks Inc. (Software & Services)*	52	20,751
PayPal Holdings Inc. (Software & Services)*	161	44,360
Penumbra Inc. (Health Care Equipment & Services)*	62	16,506
Pinterest Inc., Class A (Media & Entertainment)*	290	17,081
Planet Fitness Inc., Class A (Consumer Services)*	203	15,272
Procter & Gamble Co. (Household & Personal Products)	532	75,666
Reinsurance Group of America Inc. (Insurance)	697	76,795
Republic Services Inc. (Commercial & Professional Services)	185	21,897
	Shares	Value
COMMON STOCKS - 97.6% (continued)
United States - 40.6% (continued)
ResMed Inc. (Health Care Equipment & Services)	81	$22,016
Rollins Inc. (Commercial & Professional Services)	1,132	43,390
Roper Technologies Inc. (Capital Goods)	47	23,093
salesforce.com Inc. (Software & Services)*	130	31,451
Schlumberger NV (Energy)	698	20,123
Sensata Technologies Holding plc (Capital Goods)*	328	19,227
ServiceNow Inc. (Software & Services)*	54	31,746
Signature Bank (Banks)	150	34,046
Starbucks Corp. (Consumer Services)	578	70,187
Stryker Corp. (Health Care Equipment & Services)	73	19,779
SVB Financial Group (Banks)*	102	56,096
Synopsys Inc. (Software & Services)*	269	77,469
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	21,921
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	217	117,182
UnitedHealth Group Inc. (Health Care Equipment & Services)	276	113,773
Verisk Analytics Inc. (Commercial & Professional Services)	103	19,564
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	433	87,284
Visa Inc., Class A (Software & Services)	76	18,726
Walt Disney Co. (Media & Entertainment)*	98	17,250
Workday Inc., Class A (Software & Services)*	140	32,816
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	261	52,905
		3,910,442
Total Common Stocks (Cost $6,638,068)		$9,390,455
PREFERRED STOCKS - 1.1%
Brazil - 0.3%
Banco Bradesco SA - ADR (Banks)*	3,142	14,673

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
PREFERRED STOCKS - 1.1% (continued)
Brazil - 0.3% (continued)
Itau Unibanco Holding SA - Sponsored ADR, 0.58% (Banks)+	3,374	$19,468
		34,141
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 0.86% (Banks)+	360	10,242
Germany - 0.4%
Henkel AG & Co. KGaA, 2.13% (Household & Personal Products)+†	187	18,961
Sartorius AG, 0.13% (Health Care Equipment & Services)+†	33	19,962
		38,923
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.96% (Technology Hardware & Equipment)+†	17	26,772
Total Preferred Stocks (Cost $93,168)		$110,078
SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	144,111	144,111
Total Short Term Investments (Cost $144,111)		$144,111
Total Investments — 100.2%
(Cost $6,875,347)		$9,644,644
Liabilities Less Other Assets - (0.2)%		(21,408)
Net Assets — 100.0%		$9,623,236

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.5%
Banks	9.5
Capital Goods	12.8
Commercial & Professional Services	3.4
Consumer Durables & Apparel	3.2
Consumer Services	1.8
Diversified Financials	0.3
Energy	3.7
Food & Staples Retailing	2.4
Food Beverage & Tobacco	2.1
Health Care Equipment & Services	7.2
Household & Personal Products	3.2
Insurance	1.9
Materials	4.0
Media & Entertainment	5.1
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Real Estate	0.3
Retailing	4.5
Semiconductors & Semiconductor Equipment	3.5
Software & Services	11.3
Technology Hardware & Equipment	3.9
Transportation	0.8
Utilities	0.9
Money Market Fund	1.5
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Argentina - 0.3%
Globant SA (Software & Services)*	164	$39,222
Australia - 1.5%
BHP Group Ltd. (Materials)†	4,069	159,460
Cochlear Ltd. (Health Care Equipment & Services)†	427	77,034
		236,494
Brazil - 1.7%
Ambev SA - ADR (Food Beverage & Tobacco)	13,956	44,240
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	8,700	25,474
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	6,733	40,735
Localiza Rent a Car SA (Transportation)	3,100	36,992
Raia Drogasil SA (Food & Staples Retailing)*	6,500	31,500
Ultrapar Participacoes SA - Sponsored ADR (Energy)	10,307	35,250
WEG SA (Capital Goods)	6,200	42,510
		256,701
Canada - 1.7%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	3,600	147,076
Imperial Oil Ltd. (Energy)	4,000	109,586
		256,662
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	2,474	48,342
China - 11.5%
51job Inc. - ADR (Commercial & Professional Services)*	694	49,982
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	8,500	50,959
Alibaba Group Holding Ltd. (Retailing)*†	1,344	32,843
Baidu Inc., Class A (Media & Entertainment)*†	1,350	27,530
China Merchants Bank Co., Ltd., Class A (Banks)†	5,300	38,151
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	800	29,862
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	4,000	32,484
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	37,600	50,808
	Shares	Value
COMMON STOCKS - 96.1% (continued)
China - 11.5% (continued)
ENN Energy Holdings Ltd. (Utilities)†	4,300	$90,090
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,800	43,291
Glodon Co., Ltd., Class A (Software & Services)†	3,480	33,918
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	8,600	63,239
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	10,800	37,017
Haitian International Holdings Ltd. (Capital Goods)†	14,400	52,719
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,300	31,709
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	4,800	36,711
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	4,400	44,809
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	10,100	52,211
JD.com Inc., Class A (Retailing)*†	1,176	41,760
Jiangsu Expressway Co., Ltd., Class H (Transportation)†	32,000	34,196
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,264	27,488
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,100	27,742
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	25,989
Meituan, Class B (Retailing)*^†	900	24,942
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,400	33,413
NetEase Inc. - ADR (Media & Entertainment)	571	58,362
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	3,300	27,415
Sangfor Technologies Inc., Class A (Software & Services)†	1,100	41,361
SF Holding Co., Ltd., Class A (Transportation)†	3,800	34,858

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
China - 11.5% (continued)
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	5,300	$38,398
Shanghai International Airport Co., Ltd., Class A (Transportation)†	5,100	30,424
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,050	48,843
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,000	44,303
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	36,500	31,063
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	11,800	23,139
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,700	51,527
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	11,600	34,302
Tencent Holdings Ltd. (Media & Entertainment)†	600	37,027
TravelSky Technology Ltd., Class H (Software & Services)†	14,000	23,899
Trip.com Group Ltd. (Retailing)*†	1,251	34,655
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	800	27,333
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,790	41,525
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,500	38,165
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	4,700	26,054
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,900	39,443
		1,745,959
Colombia - 0.8%
Cementos Argos SA (Materials)	26,196	37,794
Ecopetrol SA - Sponsored ADR (Energy)	3,713	50,163
	Shares	Value
COMMON STOCKS - 96.1% (continued)
Colombia - 0.8% (continued)
Grupo Nutresa SA (Food Beverage & Tobacco)	7,328	$39,115
		127,072
Czech Republic - 0.3%
Komercni banka AS (Banks)*†	1,394	51,801
Denmark - 2.5%
Ambu A/S, Class B (Health Care Equipment & Services)†	1,023	37,848
Chr Hansen Holding A/S (Materials)†	702	63,139
Coloplast A/S, Class B (Health Care Equipment & Services)†	377	68,933
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	350	157,879
Novozymes A/S, Class B (Materials)†	598	47,005
		374,804
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	25,199	91,465
Finland - 0.6%
Kone OYJ, Class B (Capital Goods)†	601	49,769
Neste OYJ (Energy)†	665	40,918
		90,687
France - 6.0%
Air Liquide SA (Materials)†	723	125,685
Dassault Systemes SE (Software & Services)†	975	53,791
IPSOS (Media & Entertainment)†	2,185	101,404
Kering SA (Consumer Durables & Apparel)†	104	93,382
LISI (Capital Goods)†	3,059	104,330
L'Oreal SA (Household & Personal Products)†	100	45,807
Rubis SCA (Utilities)†	3,120	125,141
Safran SA (Capital Goods)†	590	77,288
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	103	58,779
Schneider Electric SE (Capital Goods)†	737	123,495
		909,102
Germany - 8.1%
adidas AG (Consumer Durables & Apparel)†	99	35,963
Allianz SE, Reg S (Insurance)†	531	132,242

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
Germany - 8.1% (continued)
Bayerische Motoren Werke AG (Automobiles & Components)†	1,486	$147,824
Bechtle AG (Software & Services)†	392	81,022
Brenntag SE (Capital Goods)†	1,528	152,607
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	256	57,022
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	948	39,357
FUCHS PETROLUB SE (Materials)†	2,480	99,340
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,274	48,577
Nemetschek SE (Software & Services)†	528	46,649
SAP SE - Sponsored ADR (Software & Services)	717	103,047
Scout24 AG (Media & Entertainment)^†	1,132	96,963
Symrise AG (Materials)†	935	137,897
TeamViewer AG (Software & Services)*^†	1,749	58,875
		1,237,385
Hong Kong - 2.0%
AIA Group Ltd. (Insurance)†	8,600	103,160
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	9,600	123,851
Sands China Ltd. (Consumer Services)*†	8,000	27,376
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	44,742
		299,129
Iceland - 0.3%
Marel HF (Capital Goods)^†	5,278	39,694
India - 2.3%
Asian Paints Ltd. (Materials)†	998	39,745
Dabur India Ltd. (Household & Personal Products)†	5,182	41,834
Godrej Consumer Products Ltd. (Household & Personal Products)*†	3,680	48,954
Hero MotoCorp Ltd. (Automobiles & Components)†	1,194	44,378
ICICI Bank Ltd. - Sponsored ADR (Banks)	3,149	58,540
Kotak Mahindra Bank Ltd. (Banks)*†	1,697	37,866
Pidilite Industries Ltd. (Materials)†	1,367	41,897
	Shares	Value
COMMON STOCKS - 96.1% (continued)
India - 2.3% (continued)
Tata Consultancy Services Ltd. (Software & Services)†	1,001	$42,639
		355,853
Indonesia - 0.4%
Astra International Tbk PT (Automobiles & Components)†	122,700	40,062
Unilever Indonesia Tbk PT (Household & Personal Products)†	94,200	27,603
		67,665
Italy - 1.9%
DiaSorin SpA (Health Care Equipment & Services)†	281	57,085
FinecoBank Banca Fineco SpA (Banks)*†	2,153	38,552
Reply SpA (Software & Services)†	1,046	187,187
		282,824
Japan - 14.9%
ABC-Mart Inc. (Retailing)†	1,740	96,337
Benefit One Inc. (Commercial & Professional Services)†	2,200	72,499
BML Inc. (Health Care Equipment & Services)†	2,300	79,691
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,500	92,437
FANUC Corp. (Capital Goods)†	350	78,387
Fast Retailing Co., Ltd. (Retailing)†	40	27,139
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	9,490	144,844
Kakaku.com Inc. (Media & Entertainment)†	2,700	73,676
Keyence Corp. (Technology Hardware & Equipment)†	100	55,682
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	800	63,758
Komatsu Ltd. (Capital Goods)†	4,740	123,584
Kubota Corp. (Capital Goods)†	6,400	133,739
M3 Inc. (Health Care Equipment & Services)†	500	32,753
Makita Corp. (Capital Goods)†	2,400	124,532
MISUMI Group Inc. (Capital Goods)†	2,000	69,756
Nitori Holdings Co., Ltd. (Retailing)†	800	152,175
Nomura Research Institute Ltd. (Software & Services)†	1,106	35,603
Rinnai Corp. (Consumer Durables & Apparel)†	1,200	111,217

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
Japan - 14.9% (continued)
Shimano Inc. (Consumer Durables & Apparel)†	170	$43,482
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,300	120,964
Shiseido Co., Ltd. (Household & Personal Products)†	600	40,012
SMC Corp. (Capital Goods)†	160	95,078
Stanley Electric Co., Ltd. (Automobiles & Components)†	4,615	120,489
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,655	122,000
Sysmex Corp. (Health Care Equipment & Services)†	500	59,508
Unicharm Corp. (Household & Personal Products)†	2,600	104,277
		2,273,619
Mexico - 1.3%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	655	57,227
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,600	62,236
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	25,200	83,071
		202,534
Netherlands - 2.4%
Adyen NV (Software & Services)*^†	18	49,011
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	201	154,114
Koninklijke Vopak NV (Energy)†	2,522	106,814
Prosus NV (Retailing)*†	710	63,001
		372,940
Norway - 0.3%
Tomra Systems ASA (Commercial & Professional Services)†	804	46,481
Pakistan - 0.4%
MCB Bank Ltd. (Banks)†	32,100	31,952
Oil & Gas Development Co., Ltd. (Energy)†	47,100	27,068
		59,020
Philippines - 2.0%
Bank of the Philippine Islands (Banks)†	27,440	44,182
BDO Unibank Inc. (Banks)†	18,870	38,511
	Shares	Value
COMMON STOCKS - 96.1% (continued)
Philippines - 2.0% (continued)
International Container Terminal Services Inc. (Transportation)†	14,190	$44,163
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	39,680	42,652
Security Bank Corp. (Banks)†	19,210	42,295
SM Prime Holdings Inc. (Real Estate)†	83,300	52,427
Universal Robina Corp. (Food Beverage & Tobacco)†	14,560	36,906
		301,136
Poland - 0.6%
Allegro.eu SA (Retailing)*^†	2,455	42,117
ING Bank Slaski SA (Banks)*†	980	48,551
		90,668
Russia - 1.2%
LUKOIL PJSC - Sponsored ADR (Energy)	603	51,792
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	190	42,274
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	3,389	56,414
Yandex NV, Class A (Media & Entertainment)*	541	36,750
		187,230
Saudi Arabia - 1.0%
Al Rajhi Bank (Banks)†	1,801	53,296
Jarir Marketing Co. (Retailing)†	724	38,837
Saudi National Bank (Banks)†	4,522	66,291
		158,424
Singapore - 2.2%
DBS Group Holdings Ltd. (Banks)†	7,414	166,382
Oversea-Chinese Banking Corp., Ltd. (Banks)†	18,238	165,017
		331,399
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	303	38,937
South Africa - 0.2%
Discovery Ltd. (Insurance)*†	4,148	33,255
South Korea - 1.3%
Cheil Worldwide Inc. (Media & Entertainment)†	2,148	45,277
Coway Co., Ltd. (Consumer Durables & Apparel)†	524	39,116
LG Household & Health Care Ltd. (Household & Personal Products)†	29	36,820
NAVER Corp. (Media & Entertainment)†	111	41,913

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
South Korea - 1.3% (continued)
NCSoft Corp. (Media & Entertainment)†	48	$34,395
		197,521
Spain - 2.4%
Amadeus IT Group SA (Software & Services)*†	528	34,566
Banco Bilbao Vizcaya Argentaria SA (Banks)*†	17,279	110,830
Banco Santander SA - Sponsored ADR (Banks)*	36,306	133,243
Bankinter SA (Banks)†	15,831	86,318
		364,957
Sweden - 6.3%
Alfa Laval AB (Capital Goods)†	3,699	154,615
Assa Abloy AB, Class B (Capital Goods)†	4,911	157,465
Atlas Copco AB, Class A (Capital Goods)†	998	67,559
Epiroc AB, Class A (Capital Goods)†	5,084	118,835
Evolution AB (Consumer Services)^†	550	96,035
Hexagon AB, Class B (Technology Hardware & Equipment)†	7,483	124,047
Intrum AB (Commercial & Professional Services)†	2,391	74,020
Skandinaviska Enskilda Banken AB, Class A (Banks)†	11,998	162,105
		954,681
Switzerland - 4.9%
Alcon Inc. (Health Care Equipment & Services)	1,857	135,190
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	502	64,295
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	117	91,059
SGS SA, Reg S (Commercial & Professional Services)†	25	80,988
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	140	55,010
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	29	53,789
Temenos AG, Reg S (Software & Services)†	306	48,639
VAT Group AG (Capital Goods)^†	207	81,267
	Shares	Value
COMMON STOCKS - 96.1% (continued)
Switzerland - 4.9% (continued)
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	928	$129,827
		740,064
Taiwan - 2.8%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,998	78,199
Airtac International Group (Capital Goods)†	1,000	32,265
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	21,000	56,467
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,000	43,613
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,000	35,540
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	300	31,530
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	500	67,736
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	83,290
		428,640
Thailand - 0.3%
Siam Commercial Bank pcl, Reg S (Banks)†	16,000	45,516
Turkey - 0.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	4,402	33,115
United Arab Emirates - 0.7%
Agthia Group PJSC (Food Beverage & Tobacco)†	23,110	39,100
Emaar Properties PJSC (Real Estate)†	70,076	75,852
		114,952
United Kingdom - 7.6%
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,189	44,916
Compass Group plc (Consumer Services)*†	1,938	40,943
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,894	130,736
Diploma plc (Capital Goods)†	3,718	152,842
Grafton Group plc (Capital Goods)†	5,899	105,296
HomeServe plc (Commercial & Professional Services)†	9,439	122,584

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
United Kingdom - 7.6% (continued)
Intertek Group plc (Commercial & Professional Services)†	804	$57,606
Reckitt Benckiser Group plc (Household & Personal Products)†	736	56,488
Rio Tinto plc (Materials)†	1,881	160,304
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	3,968	156,934
Spirax-Sarco Engineering plc (Capital Goods)†	248	51,726
Standard Chartered plc (Banks)†	12,421	74,408
		1,154,783
Total Common Stocks (Cost $11,015,869)		$14,640,733
PREFERRED STOCKS - 2.4%
Brazil - 0.6%
Banco Bradesco SA - ADR (Banks)*	9,420	43,991
Itau Unibanco Holding SA - Sponsored ADR, 0.58% (Banks)+	7,362	42,479
		86,470
Colombia - 0.3%
Bancolombia SA - Sponsored ADR, 0.86% (Banks)+	1,501	42,703
Germany - 1.1%
Henkel AG & Co. KGaA, 2.13% (Household & Personal Products)+†	1,274	129,177
Sartorius AG, 0.13% (Health Care Equipment & Services)+†	70	42,343
		171,520
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.96% (Technology Hardware & Equipment)+†	42	66,143
Total Preferred Stocks (Cost $319,130)		$366,836
SHORT TERM INVESTMENTS - 1.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	256,447	256,447
Shares	Value
SHORT TERM INVESTMENTS - 1.7% (continued)
Total Short Term Investments (Cost $256,447)	$256,447
Total Investments — 100.2%
(Cost $11,591,446)	$15,264,016
Liabilities Less Other Assets - (0.2)%	(30,271)
Net Assets — 100.0%	$15,233,745

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.7% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	12.4
Capital Goods	15.8
Commercial & Professional Services	3.5
Consumer Durables & Apparel	4.2
Consumer Services	1.2
Diversified Financials	0.2
Energy	4.1
Food & Staples Retailing	3.3
Food Beverage & Tobacco	2.6
Health Care Equipment & Services	5.0
Household & Personal Products	3.9
Insurance	1.9
Materials	6.2
Media & Entertainment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Real Estate	0.8
Retailing	3.8
Semiconductors & Semiconductor Equipment	3.5
Software & Services	6.0
Technology Hardware & Equipment	3.2
Transportation	1.2
Utilities	1.4
Money Market Fund	1.7
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Argentina - 0.5%
Globant SA (Software & Services)*	196	$46,875
Bangladesh - 0.6%
GrameenPhone Ltd. (Telecommunication Services)†	5,493	24,551
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,847	28,394
		52,945
Brazil - 3.7%
Ambev SA - ADR (Food Beverage & Tobacco)	20,505	65,001
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	14,000	40,993
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	8,181	49,495
Localiza Rent a Car SA (Transportation)	3,800	45,345
Raia Drogasil SA (Food & Staples Retailing)*	8,000	38,769
Ultrapar Participacoes SA - Sponsored ADR (Energy)	11,420	39,057
WEG SA (Capital Goods)	7,200	49,366
		328,026
Chile - 1.0%
Banco Santander Chile - ADR (Banks)	4,331	84,628
China - 33.0%
51job Inc. - ADR (Commercial & Professional Services)*	721	51,926
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	17,000	101,917
Alibaba Group Holding Ltd. (Retailing)*†	4,016	98,137
Baidu Inc., Class A (Media & Entertainment)*†	3,200	65,257
China Merchants Bank Co., Ltd., Class A (Banks)†	12,200	87,819
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,700	63,456
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	5,000	40,605
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	122,080	164,964
ENN Energy Holdings Ltd. (Utilities)†	9,000	188,560
	Shares	Value
COMMON STOCKS - 94.6% (continued)
China - 33.0% (continued)
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	$53,477
Glodon Co., Ltd., Class A (Software & Services)†	3,400	33,138
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	19,300	141,921
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	12,600	43,187
Haitian International Holdings Ltd. (Capital Goods)†	15,000	54,915
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,300	56,101
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	3,700	28,298
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	5,300	53,974
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	11,300	58,415
JD.com Inc., Class A (Retailing)*†	3,302	117,256
Jiangsu Expressway Co., Ltd., Class H (Transportation)†	50,000	53,431
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,480	54,571
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	55,484
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	25,989
Meituan, Class B (Retailing)*^†	1,200	33,256
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	14,700	144,461
NetEase Inc. - ADR (Media & Entertainment)	645	65,926
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	14,800	122,952
Sangfor Technologies Inc., Class A (Software & Services)†	1,400	52,641
SF Holding Co., Ltd., Class A (Transportation)†	5,900	54,122
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	6,300	45,642

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.6% (continued)
China - 33.0% (continued)
Shanghai International Airport Co., Ltd., Class A (Transportation)†	6,400	$38,179
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,800	57,889
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,000	66,455
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	45,000	38,297
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	14,000	27,453
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,000	60,620
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	13,700	40,512
Tencent Holdings Ltd. (Media & Entertainment)†	600	37,027
TravelSky Technology Ltd., Class H (Software & Services)†	23,000	39,262
Trip.com Group Ltd. (Retailing)*†	1,311	36,318
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,100	37,583
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,427	79,501
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	3,000	45,798
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	9,600	53,216
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	14,200	47,067
		2,916,975
Colombia - 1.9%
Cementos Argos SA (Materials)	15,277	22,041
Ecopetrol SA - Sponsored ADR (Energy)	9,556	129,102
Grupo Nutresa SA (Food Beverage & Tobacco)	3,657	19,520
		170,663
Czech Republic - 1.0%
Komercni banka AS (Banks)*†	2,407	89,444
	Shares	Value
COMMON STOCKS - 94.6% (continued)
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	11,703	$42,479
Iceland - 0.3%
Marel HF (Capital Goods)^†	3,210	24,141
India - 6.2%
Asian Paints Ltd. (Materials)†	1,186	47,232
Dabur India Ltd. (Household & Personal Products)†	6,102	49,262
Godrej Consumer Products Ltd. (Household & Personal Products)*†	2,406	32,006
Hero MotoCorp Ltd. (Automobiles & Components)†	4,698	174,611
ICICI Bank Ltd. - Sponsored ADR (Banks)	4,150	77,148
Kotak Mahindra Bank Ltd. (Banks)*†	1,950	43,511
Pidilite Industries Ltd. (Materials)†	2,034	62,340
Tata Consultancy Services Ltd. (Software & Services)†	1,502	63,980
		550,090
Indonesia - 0.8%
Astra International Tbk PT (Automobiles & Components)†	116,400	38,005
Unilever Indonesia Tbk PT (Household & Personal Products)†	105,000	30,767
		68,772
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,610	24,026
Kenya - 0.3%
Safaricom plc (Telecommunication Services)†	62,300	24,065
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	63,800	41,580
Mexico - 5.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,945	169,934
Grupo Financiero Banorte SAB de CV, Series O (Banks)	23,100	149,755
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	57,000	187,898
		507,587

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.6% (continued)
Morocco - 1.0%
Attijariwafa Bank (Banks)†	1,345	$67,775
Itissalat Al-Maghrib (Telecommunication Services)†	1,491	22,660
		90,435
Nigeria - 0.5%
Guaranty Trust Holding Co., plc (Banks)	261,863	18,136
Zenith Bank plc (Banks)	414,394	24,723
		42,859
Pakistan - 0.5%
MCB Bank Ltd. (Banks)†	17,600	17,519
Oil & Gas Development Co., Ltd. (Energy)†	41,800	24,022
		41,541
Philippines - 3.9%
Bank of the Philippine Islands (Banks)†	26,900	43,313
BDO Unibank Inc. (Banks)†	30,810	62,879
International Container Terminal Services Inc. (Transportation)†	24,950	77,651
Jollibee Foods Corp. (Consumer Services)†	6,330	24,059
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	24,910	26,775
Security Bank Corp. (Banks)†	10,700	23,559
SM Prime Holdings Inc. (Real Estate)†	72,700	45,756
Universal Robina Corp. (Food Beverage & Tobacco)†	15,950	40,429
		344,421
Poland - 0.8%
Allegro.eu SA (Retailing)*^†	2,942	50,471
ING Bank Slaski SA (Banks)*†	505	25,019
		75,490
Romania - 0.6%
Banca Transilvania SA (Banks)†	35,213	23,785
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	3,372	25,300
		49,085
Russia - 5.5%
LUKOIL PJSC - Sponsored ADR (Energy)	1,778	152,713
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	501	111,471
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	10,918	181,742
Yandex NV, Class A (Media & Entertainment)*	643	43,679
		489,605
	Shares	Value
COMMON STOCKS - 94.6% (continued)
Saudi Arabia - 3.0%
Al Rajhi Bank (Banks)†	2,128	$62,972
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	621	22,852
Jarir Marketing Co. (Retailing)†	1,292	69,305
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	471	22,730
Saudi National Bank (Banks)†	5,813	85,217
		263,076
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	179	23,002
South Africa - 1.0%
Clicks Group Ltd. (Food & Staples Retailing)†	1,322	23,904
Discovery Ltd. (Insurance)*†	7,600	60,931
		84,835
South Korea - 6.1%
Cheil Worldwide Inc. (Media & Entertainment)†	3,865	81,469
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,180	88,085
LG Household & Health Care Ltd. (Household & Personal Products)†	106	134,584
NAVER Corp. (Media & Entertainment)†	181	68,344
NCSoft Corp. (Media & Entertainment)†	228	163,379
		535,861
Taiwan - 9.4%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,499	71,693
Airtac International Group (Capital Goods)†	1,200	38,718
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	55,000	147,890
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,000	87,225
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	42,000	165,854
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	700	73,569
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	600	81,284

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.6% (continued)
Taiwan - 9.4% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	8,000	$166,580
		832,813
Thailand - 1.0%
Siam Commercial Bank pcl, Reg S (Banks)†	32,000	91,032
Turkey - 0.9%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	83,863
United Arab Emirates - 0.9%
Agthia Group PJSC (Food Beverage & Tobacco)†	13,882	23,487
Emaar Properties PJSC (Real Estate)†	53,031	57,402
		80,889
Vietnam - 2.9%
Bank for Foreign Trade of Vietnam JSC (Banks)†	15,240	65,072
Hoa Phat Group JSC (Materials)†	63,066	129,990
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	2,320	16,064
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	11,810	44,404
		255,530
Total Common Stocks (Cost $6,976,921)		$8,356,633
PREFERRED STOCKS - 4.0%
Brazil - 1.7%
Banco Bradesco SA - ADR (Banks)*	21,929	102,408
Itau Unibanco Holding SA - Sponsored ADR, 0.58% (Banks)+	8,370	48,295
		150,703
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 0.86% (Banks)+	1,139	32,405
South Korea - 1.9%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.96% (Technology Hardware & Equipment)+†	108	170,082
Total Preferred Stocks (Cost $281,875)		$353,190
	Shares	Value
SHORT TERM INVESTMENTS - 0.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	81,219	$81,219
Total Short Term Investments (Cost $81,219)		$81,219
Total Investments — 99.5%
(Cost $7,340,015)		$8,791,042
Other Assets Less Liabilities - 0.5%		42,335
Net Assets — 100.0%		$8,833,377

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.3% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2021 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	3.0%
Banks	17.8
Capital Goods	4.0
Commercial & Professional Services	1.0
Consumer Durables & Apparel	6.9
Consumer Services	0.6
Diversified Financials	0.5
Energy	5.9
Food & Staples Retailing	4.7
Food Beverage & Tobacco	6.3
Health Care Equipment & Services	0.3
Household & Personal Products	2.8
Insurance	2.3
Materials	3.5
Media & Entertainment	5.9
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Real Estate	1.2
Retailing	5.3
Semiconductors & Semiconductor Equipment	4.5
Software & Services	3.3
Technology Hardware & Equipment	7.3
Telecommunication Services	0.8
Transportation	3.0
Utilities	2.1
Money Market Fund	0.9
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
China - 81.6%
Alibaba Group Holding Ltd. (Retailing)*†	17,100	$417,863
Baidu Inc., Class A (Media & Entertainment)*†	3,708	75,617
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	4,300	160,506
Country Garden Services Holdings Co., Ltd. (Commercial & Professional Services)†	9,000	73,090
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	56,000	75,672
ENN Energy Holdings Ltd. (Utilities)†	4,000	83,804
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	3,190	56,653
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	9,800	72,064
Haitian International Holdings Ltd. (Capital Goods)†	28,020	102,582
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	4,500	109,764
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	8,000	61,185
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	9,400	48,593
JD.com Inc., Class A (Retailing)*†	2,750	97,654
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	7,440	62,656
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	8,800	86,480
NetEase Inc. (Media & Entertainment)†	5,700	115,974
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,500	30,722
Sangfor Technologies Inc., Class A (Software & Services)†	2,329	87,572
SF Holding Co., Ltd., Class A (Transportation)†	10,300	94,483
Shanghai International Airport Co., Ltd., Class A (Transportation)†	7,000	41,759
	Shares	Value
COMMON STOCKS - 96.0% (continued)
China - 81.6% (continued)
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	7,400	$89,245
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,200	93,037
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	5,100	154,581
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	18,100	53,523
Tencent Holdings Ltd. (Media & Entertainment)†	4,000	246,845
TravelSky Technology Ltd., Class H (Software & Services)†	50,000	85,353
Trip.com Group Ltd. (Retailing)*†	1,646	45,598
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	2,900	99,082
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	7,360	170,739
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	13,500	206,090
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	10,500	58,205
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	19,300	63,971
		3,320,962
Hong Kong - 8.4%
AIA Group Ltd. (Insurance)†	10,800	129,550
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	800	51,116
Techtronic Industries Co., Ltd. (Capital Goods)†	9,000	161,072
		341,738
Taiwan - 6.0%
Airtac International Group (Capital Goods)†	4,000	129,060
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	850	115,152
		244,212
Total Common Stocks (Cost $4,066,011)		$3,906,912

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
July 31, 2021 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	56,777	$56,777
Total Short Term Investments (Cost $56,777)		$56,777
Total Investments — 97.4%
(Cost $4,122,788)		$3,963,689
Other Assets Less Liabilities - 2.6%		104,863
Net Assets — 100.0%		$4,068,552

* Non-income producing security.
† Investment categorized as level 2 security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.1% of net assets as of July 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Capital Goods	14.9%
Commercial & Professional Services	1.8
Consumer Durables & Apparel	7.5
Diversified Financials	1.3
Food Beverage & Tobacco	5.0
Insurance	3.9
Media & Entertainment	10.8
Pharmaceuticals, Biotechnology & Life Sciences	15.4
Retailing	17.7
Semiconductors & Semiconductor Equipment	2.8
Software & Services	5.7
Technology Hardware & Equipment	3.8
Transportation	3.3
Utilities	2.1
Money Market Fund	1.4
Total Investments	97.4
Other Assets Less Liabilities	2.6
Net Assets	100.0%